BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 3,285,587	$ 989
Prepaid assets	0	168,350
Total Current Assets	3,285,587	169,339
Prepaid assets		0
Cash Held in Trust Account	307,195,870	300,330,651
TOTAL ASSETS	310,481,457	300,499,990
Current liabilities
Accrued expenses	43,674,679	18,054,912
Note payable – Sponsor	2,875,000	2,875,000
Income taxes payable	3,666,968	979,475
Franchise tax payable	632,500	400,000
Working capital loans	$ 2,372,033	$ 625,700
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Note payable	$ 500,000	$ 0
Advances - related parties	34,585	525,835
Total Current Liabilities	53,755,765	23,460,922
Deferred underwriter fee payable	10,062,500	10,062,500
TOTAL LIABILITIES	63,818,265	33,523,422
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value, 200,000,000 shares authorized; 28,715,597 and 28,744,342 shares outstanding, at redemption value ($10.66 and $10.40 per share), respectively	306,128,902	298,951,176
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(59,466,556)	(31,975,454)
Total Stockholders' Deficit	(59,465,710)	(31,974,608)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	310,481,457	300,499,990
Common Class B [Member]
Stockholders' Deficit
Common Stock	719	719
Class A Common Stock Subject to Redemption
Stockholders' Deficit
Common Stock		127
Class A Common Stock Not Subject to Redemption
Stockholders' Deficit
Common Stock	$ 127	$ 127